GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15:	GEOGRAPHIC INFORMATION

a.
The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2013, 2014 and 2015.

		Year ended December 31,
		2013	2014	2015
1.	Revenues:

	North America*	$44,237	$49,585	$61,332
	United Kingdom	31,115	34,961	42,580
	Rest of Europe	24,862	28,351	32,897
	Israel	23,009	28,821	28,315
	Asia Pacific	12,154	15,732	20,512

		$135,377	$157,450	$185,636

*  Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,100, $558 and $471 of revenues derived from Canada in the years ended December 31, 2013, 2014 and 2015, respectively.

		December 31,
		2014	2015
2.	Property and equipment:

	Israel	$3,722	$4,224
	North America	146	147
	Rest of the world	1,143	1,304

		$5,011	$5,675

c.	Major customer data:

The following table sets forth revenues from major customers during the years ended December 31, 2013, 2014 and 2015.

	Year ended December 31,
	2013	2014	2015

Customer A	*)	11%	12%

*) Less than 10%.